DEBT - Scheduled Principal Repayments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 5,778,000	$ 5,728,184
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings	5,859,699
Gross carrying amount | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	5,632,074
Gross carrying amount | Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	45,001
Gross carrying amount | Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	182,624
Gross carrying amount | 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	309,116
Gross carrying amount | 2024 | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	296,256
Gross carrying amount | 2024 | Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	236
Gross carrying amount | 2024 | Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	12,624
Gross carrying amount | 2025
Disclosure of detailed information about borrowings [line items]
Borrowings	903,450
Gross carrying amount | 2025 | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	717,462
Gross carrying amount | 2025 | Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	15,988
Gross carrying amount | 2025 | Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	170,000
Gross carrying amount | 2026
Disclosure of detailed information about borrowings [line items]
Borrowings	2,092,296
Gross carrying amount | 2026 | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	2,063,519
Gross carrying amount | 2026 | Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	28,777
Gross carrying amount | 2026 | Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross carrying amount | 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	936,535
Gross carrying amount | 2027 | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	936,535
Gross carrying amount | 2027 | Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross carrying amount | 2027 | Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross carrying amount | 2028 and thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings	1,618,302
Gross carrying amount | 2028 and thereafter | Single-family rental properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	1,618,302
Gross carrying amount | 2028 and thereafter | Canadian development properties borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Gross carrying amount | 2028 and thereafter | Corporate borrowings
Disclosure of detailed information about borrowings [line items]
Borrowings	0
Transaction costs (net of amortization)
Disclosure of detailed information about borrowings [line items]
Borrowings	(50,173)	(49,404)
Debt discount (net of amortization)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ (31,526)	$ (649)